Retirement Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Major Long-Term Assumptions Used By Actuaries in the Computation of Scheme Liabilities and Post-Retirement Obligations
The major long-term assumptions used by the Group’s actuaries in the computation of scheme liabilities and post-retirement healthcare obligations are as follows:

	Eurozone			Switzerland			United States and Canada
	2019%	2018%	2017%	2019%	2018%	2017%	2019%	2018%	2017%
Rate of increase in:

- salaries	3.37	3.50	3.59	1.50	1.50	1.25	3.37	3.38	3.27

- pensions in payment	1.46	1.62	1.70	-	-	-	-	-	-

Inflation	1.50	1.65	1.75	1.00	1.00	0.75	2.00	2.00	2.00

Discount rate	1.43	2.12	2.05	0.30	0.85	0.70	3.14	4.10	3.52

Medical cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	5.18	1.55	6.33

Summary of Future Life Expectations Based on Retirement at 65 years of Age for Current and Future Retirees
For the Group’s most material schemes, the future life expectations factored into the relevant valuations, based on retirement at 65 years of age for current and future retirees, are as follows:

	Republic of Ireland			Switzerland			United States and Canada
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Current retirees

- male	23.0	22.4	22.7	22.6	22.5	22.4	20.2	20.1	20.6

- female	24.5	24.1	24.4	24.7	24.5	24.4	22.3	22.6	23.1

Future retirees

- male	25.4	24.9	25.5	24.8	24.7	24.6	22.1	22.0	22.3

- female	26.8	26.4	27.0	26.8	26.7	26.6	24.2	24.5	24.7

Summary of Retirement Benefit Expense in Consolidated Income Statement
The total retirement benefit expense from continuing operations in the Consolidated Income Statement is as follows:

	2019 € m	2018 € m	2017 € m

Total defined contribution expense (i)	259	225	228

Total defined benefit expense	45	43	36
Total expense in Consolidated Income Statement	304	268	264

Analysis of Defined Benefit Expense/(Credit)
Analysis of defined benefit expense

Charged in arriving at Group profit before finance costs:

Current service cost	43	43	40
Administration expenses	7	3	3
Past service credit (net) (iii)	(18)	(13)	(17)
Subtotal	32	33	26

Included in finance income and finance costs respectively:

Interest income on scheme assets	(64)	(55)	(45)
Interest cost on scheme liabilities	77	65	55
Net interest expense	13	10	10

Net expense to Consolidated Income Statement	45	43	36

Summary of Net Charge to Consolidated Income Statement	The composition of the net expense/(credit) to the Consolidated Income Statement is as follows:

Eurozone	25	23	24
Switzerland	7	7	(11)
United States and Canada	5	6	14
Other	8	7	9
Total	45	43	36

Summary of Reconciliation of Assets and Liabilities

Reconciliation of scheme assets (bid value)	2019 € m	2018 € m
At 1 January	2,913	2,622
Movement in year
Interest income on scheme assets (ii)	68	59
Arising on acquisition (note 32)	3	337
Disposals	(592)	-
Remeasurement adjustments
- return on scheme assets excluding interest income	316	(137)
Employer contributions paid	52	118
Contributions paid by plan participants	13	14
Benefit and settlement payments	(139)	(130)
Administration expenses (ii)	(7)	(4)
Translation adjustment	55	34
At 31 December	2,682	2,913

Summary of Scheme Assets	The composition of scheme assets is as follows:

Eurozone	1,283	1,181
Switzerland	344	808
United States and Canada	845	728
Other	210	196
Total	2,682	2,913

Summary of Actuarial Value of Liabilities
The composition of the actuarial value of liabilities is as follows:

Eurozone	(1,425)	(1,318)

Switzerland	(341)	(829)

United States and Canada	(1,058)	(946)

Other	(285)	(244)
Total	(3,109)	(3,337)

Recoverable deficit in schemes	(427)	(424)
Related deferred income tax asset	91	95
Net pension liability	(336)	(329)

Summary of Composition of Net Pension Liabilities	The composition of the net pension liability is as follows:

Eurozone	(119)	(113)
Switzerland	3	(17)
United States and Canada	(160)	(162)

Other	(60)	(37)
Total	(336)	(329)

Summary of Net Expense/(Credit) to the Consolidated Income Statement from Discontinued Operations

Charged in arriving at Group profit before finance costs:	2019 € m	2018 € m	2017 € m
Current service cost	17	21	22
Administration expenses	-	1	1
Past service credit (net) (iii)	-	(4)	(61)
Subtotal	17	18	(38)
Included in finance income and finance costs respectively:
Interest income on scheme assets	(4)	(4)	(4)
Interest cost on scheme liabilities	4	4	5
Net interest expense	-	-	1

Net expense/(credit) to Consolidated Income Statement	17	18	(37)

Summary of Impact of Movement in Principal Actuarial Assumptions
The revised liabilities due to the impact of a movement (as indicated below) in the principal actuarial assumptions would be as follows:

		Eurozone 2019 € m	Switzerland 2019 € m	United States and Canada 2019 € m	Other 2019 € m	Total Group 2019 € m
Scheme liabilities at 31 December		(1,425)	(341)	(1,058)	(285)	(3,109)

Revised liabilities

Discount rate	Increase by 0.25%	(1,362)	(326)	(1,026)	(273)	(2,987)

	Decrease by 0.25%	(1,491)	(357)	(1,092)	(298)	(3,238)

Inflation rate	Increase by 0.25%	(1,487)	(342)	(1,063)	(294)	(3,186)

	Decrease by 0.25%	(1,367)	(340)	(1,054)	(276)	(3,037)

Mortality assumption	Increase by 1 year	(1,371)	(330)	(1,026)	(278)	(3,005)

	Decrease by 1 year	(1,479)	(352)	(1,089)	(292)	(3,212)

Summary of Split of Scheme Assets by Asset Type	The above sensitivity analysis are derived through changing the individual assumption while holding all other assumptions constant.

Split of scheme assets	2019 € m	2018 € m
Investments quoted in active markets
Equity instruments (i)	746	862
Debt instruments (ii)	1,594	1,596
Property	93	109
Cash and cash equivalents	27	34
Investment funds	128	9
Assets held by insurance company	-	123

Unquoted investments
Equity instruments	2	2
Debt instruments (iii)	9	9
Property	52	112
Cash and cash equivalents	18	40
Assets held by insurance company	13	17
Total assets	2,682	2,913

(i)	Equity instruments primarily relate to developed markets.

(ii)	Quoted debt instruments are made up of € 1,101 million (2018: € 845 million) and € 493 million (2018: € 751 million) of non-government and government instruments respectively.

(iii)	Unquoted debt instruments primarily relate to government debt instruments.

Information On Detailed Information About Contractual Payments To Defined Benefit Scheme
The Group has contracted payments (presented on a discounted basis) to certain schemes in the following countries:

	2019 € m	2018 € m	2017 € m
Republic of Ireland	-	-	18

United Kingdom	19	14	16
Total	19	14	34

Summary of Maturity Profile of the Group's Contracted Payments (On a Discounted Basis)
The maturity profile of the Group’s contracted payments (on a discounted basis) is as follows:

	2019 € m	2018 € m	2017 € m
Within one year	2	2	19

Between one and two years	2	2	2

Between two and three years	2	2	2

Between three and four years	2	1	2

Between four and five years	2	1	1

After five years	9	6	8
Total	19	14	34

Summary of Average Duration and Scheme Composition
Average duration and scheme composition

	Eurozone			Switzerland			United States and Canada
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Average duration of defined benefit obligation (years)	18.1	17.1	17.8	17.8	16.4	17.2	12.5	12.1	12.2

Allocation of defined benefit obligation by participant:

Active plan participants	74%	71%	72%	74%	83%	84%	44%	46%	40%

Deferred plan participants	8%	9%	9%	-	-	-	12%	18%	16%

Retirees	18%	20%	19%	26%	17%	16%	44%	36%	44%